Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities
Intangible Assets and Liabilities

Our identifiable intangible assets and liabilities are summarized as follows (in thousands):

	December 31, 2012	December 31, 2011
Acquired above-market leases
Gross amount	$28,370	$37,893
Accumulated amortization	(28,321)	(35,400)
	$49	$2,493

Acquired in-place leases
Gross amount	$83,488	$112,033
Accumulated amortization	(79,242)	(99,994)
	$4,246	$12,039

Acquired below-market leases
Gross amount	$(87,158)	$(141,988)
Accumulated amortization	82,029	117,878
	$(5,129)	$(24,110)

The impact of the amortization of acquired below-market leases, net of acquired above-market leases, on our rental income and of acquired in-place leases on our depreciation and amortization expense is as follows (in millions):

	For the Year Ended December 31,
	2012	2011	2010
Continuing Operations
Rental income	$3.8	$4.2	$4.3
Depreciation and amortization expense	1.4	1.6	1.9

Discontinued Operations
Rental income	$4.2	$7.4	$14.0
Depreciation and amortization expense	1.8	4.0	9.2

As of December 31, 2012, our estimate of the amortization of these intangible assets and liabilities over the next five years is as follows (in thousands):

	Acquired Above- Market Leases	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$22	$1,159	$(2,466)
2014	11	886	(1,027)
2015	5	785	(641)
2016	5	651	(455)
2017	5	647	(453)
Thereafter	1	118	(87)
	$49	$4,246	$(5,129)

See Note 11 “Dispositions and Discontinued Operations—Discontinued Operations—Intangible Assets and Liabilities” for an estimate of the amortization of intangible assets and liabilities during the next five years related to US Bank Tower.